Loan (Details) $ / shares in Units, $ in Millions					1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 08, 2022 CHF (SFr)	Feb. 04, 2022 CHF (SFr)	Mar. 04, 2021 CHF (SFr) shares	Mar. 04, 2021 $ / shares	Sep. 07, 2020 CHF (SFr)	Mar. 26, 2020 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Sep. 09, 2022 CHF (SFr)
Loan [Abstract]
Convertible loan agreement					SFr 1,500,000
Interest rate					8%
Accrued interest					130.00%
Pricing of a conversion, description									The pricing of a conversion into our common shares is at the lower of 150% of the share price at close of the disbursement date ($1.35 fixed on September 8, 2020) and 95% of the average price of our common share at close of the 5 trading dates preceding the date of the conversion notice. However, the conversion price shall not be less than the higher of the par value and the backward-looking 3-month floor price of 75% of the average closing price of our common shares. The pricing of a conversion into Altamira shares is at the lower of CHF 3.00 and the issue price of a qualified financing round, meaning that a third-party investor will hold at least 10% of Altamira shares after completion of such financing round. The convertible loan agreement further contains a limitation on the conversion rights in the sense that they may not result in an ownership interest of more than 9.99% in the Company or 49.99% in Altamira. By December 31, 2020, an amount of CHF 895,455 has been converted into 737,000 common shares of the Company (at a conversion price of $1.35).
Volatility percentage										90.90%
Outstanding loan amount			SFr 644,813							SFr 473,920
Common shares (in Shares) | shares			516,814
Conversion price per share (in Dollars per share) | $ / shares				$ 1.35
Convertible loan amount									SFr 0
Outstanding loan									0	310,439
Embedded derivatives									416,003	2,248,257
Effective interest									SFr 170,893	SFr 127,418
Loan amount		SFr 5,000,000									SFr 600,000
Loan bears interest rate		10.00%
Loan agreement, description		The Company may prepay all or part of the Loan after six months after the Disbursement Date; provided that the Company will pay an amount equal to 130% of the desired prepayment amount. The Lender has the right to convert all or part of the Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that the Lender own no more than 9.99% of the common shares at any time. The conversion price of the Loan into common shares is USD 38.916, which corresponds to 150% of USD 25.944 (the trading volume weighted average price, the “VWAP”, per common share on the NASDAQ stock exchange on the Disbursement Date), converted into Swiss Francs at the midpoint of the interbank exchange rate shown by UBS on the day of receipt of the conversion notice at 4:00 pm Central European Time. The conversion price shall be lowered in the event that the Company raises equity before the maturity date of the Loan through a public or private offering of common shares at an issue price that is at least 10 (ten) % below the VWAP (the “New Issue”), according to the formula set forth in the Loan Agreement (the “Adjustment”).
Unconverted outstanding loan amount							SFr 4,701,906	$ 25
Fair value of the embedded derivatives amount							284
Initial recognition	SFr 449,898
Fair value measurement of embedded derivatives							449,614
Effective interest expenses and transaction costs							SFr 359,068
Loan eligible amount						SFr 50,000
Loan interest free repaid term						5 years